Expense Example - VictoryShares USAA MSCI USA Small Cap Value Momentum ETF - VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	1 Year	3 Years	5 Years	10 Years
USD ($)	26	94	168	387